Derivative Financial Instruments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Derivative Financial Instruments
Current asset portion	$ 1,744,055
Non-Current asset portion	868,052
Current Liability Portion	(208,667)	$ (62,500)
Derivative financial assets (liabilities)	2,403,440	(62,500)
FXSs
Derivative Financial Instruments
Current asset portion	1,744,055
Non-Current asset portion	868,052
Current Liability Portion		$ (62,500)
Derivative financial assets (liabilities)	2,600,000
FFAs
Derivative Financial Instruments
Current Liability Portion	(208,667)
Derivative financial assets (liabilities)	$ (200,000)